GENERAL INFORMATION	6 Months Ended
Jun. 30, 2019
General Information
GENERAL INFORMATION
GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares (“ADS”)) amounts and as otherwise indicated.
VEON’s ADSs are listed on the NASDAQ Global Select Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).

Major developments during the six-month period ended June 30, 2019
On January 1, 2019, the Company adopted a new accounting standard – IFRS 16 Leases – using the modified retrospective approach. This means that the cumulative impact of the adoption was recognized in retained earnings as of January 1, 2019 and comparatives were not restated. For further details please refer to Note 14.
On June 26, 2019, the Egyptian Financial Regulatory Authority ("FRA") approved an application submitted by VEON Holdings B.V. for a mandatory tender offer for any and all of the outstanding shares of Global Telecom Holding S.A.E. which are not owned by VEON. For further details please refer to Note 4.
In February 2019, the Company announced a revised arrangement with Ericsson to upgrade its core IT systems in several countries in the coming years. The parties have signed binding terms to vary the existing agreements and as a result, VEON received US$350 during the first half of 2019. For further details please refer to Note 4.